Share Capital - Disclosure of detailed information about warrants outstanding (Details)	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	1,819,555	1,824,555	3,793,184
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.36	$ 0.36	$ 1.7
July 15, 2020 [Member]
Share capital [Line Items]
Number of warrants outstanding in share-based payment arrangement | shares	1,819,555
Weighted average exercise price of warrants outstanding in share-based payment arrangement | $ / shares	$ 0.36